Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 2,558	₩ 15,637	₩ 19,394
Purchase of material	5	39	83
Other purchases		14,778	24,103
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	125,909	33,885	30,997
Other sales	26,451	44,131	53,316
Other purchases	137	36	97
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	61,332	74,034	66,075
Other sales	30		128
Purchase of material	48,764	35,910	2,395
Other purchases	126,060	65,503	71,421
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	213	1,156	25,693
Other sales	211
Noeul Green Energy Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	6,059	6,579	6,444
Other purchases	829	1,217	587
VSC POSCO Steel Corporation [member]
Disclosure of transactions between related parties [line items]
Sales			12,504
Purchase of material			2,314
USS-POSCO Industries [member]
Disclosure of transactions between related parties [line items]
Sales		4
Purchase of material		1,835	2,595
CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales	47,243	98,330	239,922
Other sales	11,432	12,718	9,678
Purchase of material	165,269	416,541	346,602
Other purchases	14,399	23,398	26,324
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	42,189	34,895	46,538
Purchase of material	37,509	39,733	62,851
Other purchases	151
BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		10
Purchase of material	5,780	4,222	10,572
POS-SEAHSTEELWIRE (TIANJIN) CO., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	8,757	11,500	12,244
Other sales			0
PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Other sales	1,061	772	168
Purchase of material	28,174	45,841	15,663
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	29,964	30,083	30,417
Purchase of material	384	353	249
Sebang Steel [member]
Disclosure of transactions between related parties [line items]
Purchase of material		4,862	13,571
DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Other sales	0
Purchase of material	29,189	71,275	46,293
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	7	64
Other sales	71,299	42,010	50,789
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	182,151	252,125	359,124
Other sales	71,955	53,596	62,375
Purchase of material	49,315	31,460	20,136
Other purchases	37,582	28,039	50,918
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	862,571	982,108	849,352
Other sales	201,969	169,651	176,454
Purchase of material	394,860	720,676	523,324
Other purchases	179,859	135,115	₩ 173,450
POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of transactions between related parties [line items]
Sales	31,068	88,506
Other sales	19,530	16,424
Purchase of material	3,608	4,769
Other purchases	701	2,144
Pospower Co Ltd [member]
Disclosure of transactions between related parties [line items]
Sales		163,167
TK CHEMICAL CORPORATION [member]
Disclosure of transactions between related parties [line items]
Sales	104,749	172,133
Purchase of material	26,863	₩ 63,836
Samcheok Blue Power CoLtd Formerly POSPower Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Sales	₩ 220,372